Annual Total Returns - Fidelity® New Jersey AMT Tax-Free Money Market Fund [BarChart] - 11.30 Fidelity New Jersey AMT Tax-Free Money Market Fund - Institutional PRO-09 - Fidelity® New Jersey AMT Tax-Free Money Market Fund - Fidelity New Jersey AMT Tax-Free Money Market Fund-Institutional Class AMT
Jan. 29, 2021
Bar Chart Table:
Annual Return 2011	0.04%
Annual Return 2012	0.03%
Annual Return 2013	0.01%
Annual Return 2014	0.07%
Annual Return 2015	0.01%
Annual Return 2016	0.27%
Annual Return 2017	0.69%
Annual Return 2018	1.25%
Annual Return 2019	1.28%
Annual Return 2020	0.43%